Property and Equipment	12 Months Ended
Dec. 31, 2022
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 11:-	PROPERTY AND EQUIPMENT

a.	Composition and movement:

2022

	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2022	258	291	572	272	1,393
Purchases in the year	1	99	412	373	885
Disposals during the year	(35)	(121)	(105)	-	(261)
Adjustments arising from translating financial statements from functional currency to presentation currency	(27)	(34)	(81)	(47)	(189)

Balance as of December 31, 2022	197	235	798	598	1,828

Accumulated depreciation:

Balance as of January 1, 2022	19	20	180	28	247
Depreciation in the year	38	74	143	54	309
Adjustments arising from translating financial statements from functional currency to presentation currency	(4)	(5)	(27)	(6)	(42)

Balance as of December 31, 2022	53	89	296	76	514

Depreciated cost as of December 31, 2022	144	146	502	522	1,314

2021

	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2021	-	19	92	32	143
Initial consolidation of subsidiaries	71	197	264	223	755
Purchases in the year	177	70	200	6	453
Adjustments arising from translating financial statements from functional currency to presentation currency	10	5	16	11	42

Balance as of December 31, 2021	258	291	572	272	1,393

Accumulated depreciation:

Balance as of January 1, 2021	-	4	45	5	54
Depreciation in the year	18	16	130	22	186
Adjustments arising from translating financial statements from functional currency to presentation currency	1	-	5	1	7

Balance as of December 31, 2021	19	20	180	28	247

Depreciated cost as of December 31, 2021	239	271	392	244	1,146